Purchase of an Intangible Asset (Details) - Apr. 30, 2020	USD ($)	GBP (£)
Purchase Of An Intangible Asset Text Block Explanatory [Abstract]
Initial amount | $	$ 120,000
Upfront payment | £		£ 97,000